Investments In Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2024
VEON Holdings B.V. [Member]
Investments In Subsidiaries (Tables) [Line Items]
Schedule of Direct Investments	The equity interest presented represents the economic rights available to the Company.
	Equity interest held by the Group
Name of significant subsidiary	Country of incorporation	Nature of subsidiary	2024	2023
JSC Kyivstar*	Ukraine	Operating	99.995%	99.995%

*        Based on the development with respect to the freezing of VEON’s corporate rights in Kyivstar as discussed in Note 1, the Company has full control over its subsidiaries in the Ukraine